Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted	[1]	$ (0.98)	$ (2.01)
Diluted	[1]	2,439,041	2,405,000

[1]	Share and per share data are presented on a retroactive basis to reflect the reverse stock split as disclosed in footnote #13.